Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable, non-trade	$ 12,305	$ 49,707
Accounts receivable, related party balance	65,936	38,616
Accumulated depreciation on vessels and equipment	2,894,097	2,627,499
Accumulated amortization on vessels under capital lease	$ 56,316	$ 50,898
Common stock, par value	$ 0.001	$ 0.001
Common stock, share authorized	725,000,000	725,000,000
Common stock, share issued	72,711,371	73,299,702
Common stock, share outstanding	72,711,371	72,500,502
Minimum [Member]
Range of interest	0.00%	0.00%
Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Range of interest	3.00%	3.00%